Related Party Transactions (Details) - Officers And Directors [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Disclosure of transactions between related parties [line items]
Salaries
Short-term employee benefits	560	471	1,668	1,433
Stock-based compensation	545,602	1,142,876	2,512,715	3,063,645
Total	$ 546,162	$ 1,143,347	$ 2,514,383	$ 3,065,078